Income Taxes - Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	$ 740	$ 627
Liability	(658)	(720)
Net	82	(93)
Country of domicile [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	152	189
Liability	(229)	(346)
Net	(77)	(157)
Foreign countries [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	588	438
Liability	(429)	(374)
Net	$ 159	$ 64